Foreign activities (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

	Japan	Americas	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2012:
Total revenue (1)	1,965.7	251.3	132.0	178.2	2,527.2
Total expenses (2)	1,561.2	104.0	102.9	96.3	1,864.4

Income before income tax expense	404.5	147.3	29.1	81.9	662.8

Net income	419.2	131.2	28.1	70.5	649.0

Total assets at end of fiscal year	124,443.6	25,368.9	8,868.5	7,680.6	166,361.6

Fiscal year ended March 31, 2013:
Total revenue (1)	2,190.7	383.7	125.8	162.6	2,862.8
Total expenses (2)	1,668.9	140.5	48.4	119.8	1,977.6

Income before income tax expense	521.8	243.2	77.4	42.8	885.2

Net income	524.7	252.3	75.0	29.2	881.2

Total assets at end of fiscal year	126,768.8	31,168.8	10,591.2	10,218.2	178,747.0

Fiscal year ended March 31, 2014:
Total revenue (1)	1,783.9	349.9	152.9	218.9	2,505.6
Total expenses (2)	1,397.3	144.6	96.3	141.1	1,779.3

Income before income tax expense	386.6	205.3	56.6	77.8	726.3

Net income	198.9	189.7	54.0	57.6	500.2

Total assets at end of fiscal year	124,557.7	27,527.8	10,784.5	12,829.3	175,699.3

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.